Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,158,000
Previously Paid Amount
Total Fee Amount	2,779.99
Total Offset Amount
Net Fee	$ 2,779.99